Taxes (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Taxes
Schedule of significant components of the provision for income taxes

Significant components of the provision for income taxes are as follows:

	For the six	For the six
	months ended	months ended
	December 31, 2020	December 31, 2019
	(Unaudited)	(Unaudited)
Current	$117,363	$—
Deferred tax expense	—	—
Total provision for income taxes	$117,363	$—

Significant components of the provision for income taxes are as follows:

	For the year	For the year	For the year
	ended	ended	ended
	June 30, 2020	June 30, 2019	June 30, 2018

Current	$389,846	$—	$841,312
Deferred tax expense (benefit)	(166,673)	213,649	(126,936)
Total provision for income taxes	$223,173	$213,649	$714,376

Schedule of reconciliation of statutory tax rates to effective tax rate

	For the six	For the six
	months ended	months ended
	December 31, 2020	December 31, 2019
	(Unaudited)	(Unaudited)
Current	$117,363	$—
Deferred tax expense	—	—
Total provision for income taxes	$117,363	$—

The following table reconciles China statutory rates to the Company’s effective tax rate:

	June 30, 2020	June 30, 2019	June 30, 2018

China income tax rate	25.0%	25.0%	25.0%
Change in valuation allowance	0.0%	1.0%	0.0%
Income tax exemption status granted	(10.2)%	(21.9)%	(9.3)%
Others*	(24.2)%	—%	0.2%
Effective tax rate	(9.4)%	4.1%	15.9%
*	This represents the expenses incurred by the Company that are not deductible for PRC income tax purposes during the years.

Schedule of taxes payable

Taxes payable consisted of the following:

	December 31, 2020	June 30, 2020
	(Unaudited)
Income taxes	$3,944,542	$3,114,811
Other taxes	206,522	227,316
Total	$4,151,064	$3,342,127
Less: taxes payable - discontinued operations	—	—
Taxes payable - continuing operations	$4,151,064	$3,342,127

Taxes payable consisted of the following:

	June 30, 2020	June 30, 2019

Income taxes	$3,114,811	$2,805,722
Other taxes	227,316	169,324
Total	$3,342,127	$2,975,046
Less: taxes payable - discontinued operations	—	(987)
Taxes payable - continuing operations	$3,342,127	$2,974,059